Other Receivables	6 Months Ended
Jun. 30, 2025
Other Receivables [Abstract]
Other receivables

6. Other receivables

Other receivables consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Deposit	$31,864	$17,787
Others	2,089	1,401
Total	$33,953	$19,188

Other receivables are mainly rental deposit for office and warehouse.